SPIN-OFF (Details)	Dec. 14, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Net Assets Recognized	$ 51,362,187
Cash and cash equivalents	319,987
Accounts receivable, related party	177,519
Prepaids	154,075
Oil and natural gas properties	77,645,689
Other assets	119,364
Accounts payable	(5,310,456)
Notes payable	(20,000,000)
Accrued interest	(1,498,217)
Asset retirement obligation	$ (245,774)